Fair Value Measurements (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements [Abstract]
Fair Value and Cost of Non-Derivative Instruments

	March 31, 2015		December 31, 2014
$ in millions	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Money market funds	$0.1	$0.1	$0.1	$0.1
Equity securities	2.7	3.8	2.7	3.7
Debt securities	4.6	4.6	4.7	4.7
Hedge funds	0.7	0.7	0.8	0.8
Real estate	0.3	0.4	0.4	0.4
Total Assets	$8.4	$9.6	$8.7	$9.7

Liabilities
Debt	$2,159.7	$2,238.5	$2,159.7	$2,204.8

	December 31, 2014		December 31, 2013
$ in millions	Cost	Fair Value	Cost	Fair Value
Assets
Money market funds	$0.1	$0.1	$0.3	$0.3
Equity securities	2.7	3.7	3.3	4.4
Debt securities	4.7	4.7	5.4	5.5
Hedge Funds	0.8	0.8	0.9	0.9
Real Estate	0.4	0.4	0.4	0.4
Total assets	$8.7	$9.7	$10.3	$11.5

Liabilities
Debt	$2,159.7	$2,204.8	$2,294.4	$2,334.6

Fair Value of Assets and Liabilities Measured on Recurring Basis

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
$ in millions	Fair Value at March 31, 2015	Based on Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs
Assets
Master Trust assets
Money market funds	$0.1	$0.1	$-	$-
Equity securities	3.8	-	3.8	-
Debt securities	4.6	-	4.6	-
Hedge funds	0.7	-	0.7	-
Real estate	0.4	-	0.4	-
Total Master Trust assets	9.6	0.1	9.5	-

Derivative Assets
FTRs	0.3	-	-	0.3
Forward power contracts	20.3	-	18.8	1.5
Total Derivative assets	20.6	-	18.8	1.8

Total Assets	$30.2	$0.1	$28.3	$1.8

Liabilities
Derivative Liabilities
Heating oil	0.3	0.3	-	-
Forward power contracts	20.4	-	19.0	1.4
Total Derivative liabilities	20.7	0.3	19.0	1.4

Long-term debt	2,238.5	-	2,220.3	18.2

Total Liabilities	$2,259.2	$0.3	$2,239.3	$19.6

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
$ in millions	Fair Value at December 31, 2014	Based on Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs
Assets
Master Trust assets
Money market funds	$0.1	$0.1	$-	$-
Equity securities	3.7	-	3.7	-
Debt securities	4.7	-	4.7	-
Hedge funds	0.8	-	0.8	-
Real estate	0.4	-	0.4	-
Total Master Trust assets	9.7	0.1	9.6	-

Derivative assets
Forward power contracts	14.9	-	13.7	1.2
Total Derivative assets	14.9	-	13.7	1.2

Total Assets	$24.6	$0.1	$23.3	$1.2

Liabilities
Derivative liabilities
FTRs	$0.6	$-	$-	$0.6
Heating oil futures	0.4	0.4	-	-
Natural gas futures	0.1	0.1	-	-
Forward power contracts	11.1	-	11.1	-
Total Derivative liabilities	12.2	0.5	11.1	0.6

Long-term debt	2,204.8	-	2,186.6	18.2

Total Liabilities	$2,217.0	$0.5	$2,197.7	$18.8

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
$ in millions	Fair Value at December 31, 2014 (a)	Based on Quoted Prices in Active Markets	Other observable inputs	Unobservable inputs
Assets
Master trust assets
Money market funds	$0.1	$0.1	$-	$-
Equity securities	3.7	3.7	-	-
Debt securities	4.7	4.7	-	-
Hedge Funds	0.8	-	0.8	-
Real Estate	0.4	0.4	-	-
Total Master trust assets	9.7	8.9	0.8	-

Derivative assets
Forward power contracts	14.9	-	13.7	1.2
Total derivative assets	14.9	-	13.7	1.2

Total assets	$24.6	$8.9	$14.5	$1.2

Liabilities
FTRs	$0.6	$-	$-	$0.6
Heating oil futures	0.4	0.4	-	-
Natural gas futures	0.1	0.1	-	-
Forward power contracts	11.1	-	11.1	-
Total derivative liabilities	12.2	0.5	11.1	0.6

Long-term debt	2,204.8	-	2,186.6	18.2

Total liabilities	$2,217.0	$0.5	$2,197.7	$18.8

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
$ in millions	Fair Value at December 31, 2013 (a)	Based on Quoted Prices in Active Markets	Other observable inputs	Unobservable inputs
Assets
Master trust assets
Money market funds	$0.3	$0.3	$-	$-
Equity securities	4.4	4.4	-	-
Debt securities	5.5	5.5	-	-
Hedge Funds	0.9	-	0.9	-
Real Estate	0.4	0.4	-	-
Total Master trust assets	11.5	10.6	0.9	-

Derivative assets
FTRs	0.2	-	-	0.2
Heating oil futures	0.2	0.2	-	-
Forward power contracts	13.4	-	13.4	-
Total derivative assets	13.8	0.2	13.4	0.2

Total assets	$25.3	$10.8	$14.3	$0.2

Liabilities
Forward power contracts	$10.6	$-	$10.6	$-
Total derivative liabilities	10.6	-	10.6	-

Long-term debt	2,334.6	-	2,316.1	18.5

Total liabilities	$2,345.2	$-	$2,326.7	$18.5

Fair Value Measurements, Nonrecurring [Table Text Block]

$ in millions	Three months ended March 31, 2014
	Carrying	Fair Value			Gross
	Amount (c)	Level 1	Level 2	Level 3	Loss
Assets
Long-lived assets (a)
DP&L (East Bend)	$14.2	$-	$-	$2.7	$11.5
Goodwill (b)
DPLER Reporting unit	$135.8	$-	$-	$-	$135.8

$ in millions	Year ended December 31, 2014
	Carrying	Fair Value			Gross
	Amount	Level 1	Level 2	Level 3	Loss
Assets
Long-lived assets held and used (a)
DP&L (East Bend)	$14.2	$-	$-	$2.7	$11.5
Goodwill (b)
DPLER Reporting unit	$135.8	$-	$-	$-	$135.8

$ in millions	Year ended December 31, 2013
	Carrying	Fair Value			Gross
	Amount	Level 1	Level 2	Level 3	Loss
Assets
Long-lived assets held and used (a)
DP&L (Conesville)	$26.2	$-	$-	$-	$26.2
Goodwill (b)
DP&L Reporting unit	$623.3	$-	$-	$317.0	$306.3